UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21423

                             The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                         Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                 Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Dividend & Income Trust

Third Quarter Report — September 30, 2015

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2015, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was (11.7)%, compared with a total return of (6.4)% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was (14.2)%. The Fund’s NAV per share was $20.29, while the price of the publicly traded shares closed at $17.56 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2015.

Comparative Results

Average Annual Returns through September 30, 2015 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (11/28/03)
Gabelli Dividend & Income Trust
NAV Total Return (b)	(11.70)%	(8.23)%	11.42%	6.18%	7.10%
Investment Total Return (c)	(14.24)	(12.60)	12.04	7.12	6.28
S&P 500 Index	(6.44)	(0.61)	13.34	6.80	7.35
Dow Jones Industrial Average	(6.97)	(2.12)	11.31	7.13	7.07 (d)
Nasdaq Composite Index	(7.07)	4.16	15.75	9.15	8.73
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

(d)	From November 30, 2003, the date closest to the Fund’s inception for which data is available.

The Gabelli Dividend & Income Trust

Schedule of Investments — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 96.6%
	Aerospace — 1.8%
34,000	Kaman Corp.	$1,218,900
107,000	Rockwell Automation Inc.	10,857,290
1,325,000	Rolls-Royce Holdings plc	13,569,700
94,000	The Boeing Co.	12,309,300

		37,955,190

	Agriculture — 0.1%
75,000	Archer Daniels Midland Co.	3,108,750
1,000	Bunge Ltd.	73,300

		3,182,050

	Automotive — 0.8%
325,000	Ford Motor Co.	4,410,250
205,000	General Motors Co.	6,154,100
231,000	Navistar International Corp.†	2,938,320
83,000	PACCAR Inc.	4,330,110

		17,832,780

	Automotive: Parts and Accessories — 2.1%
200,000	Dana Holding Corp.	3,176,000
90,068	Federal-Mogul Holdings Corp.†	615,164
340,000	Genuine Parts Co.	28,182,600
133,000	Johnson Controls Inc.	5,500,880
25,000	O’Reilly Automotive Inc.†	6,250,000
5,363	Remy International Inc.	156,868
17,000	Visteon Corp.†	1,721,080

		45,602,592

	Aviation: Parts and Services — 0.3%
94,000	B/E Aerospace Inc.	4,126,600
39,000	KLX Inc.†	1,393,860

		5,520,460

	Broadcasting — 0.5%
24,500	CBS Corp., Cl. A, Voting	1,100,050
8,000	Dolby Laboratories Inc., Cl. A	260,800
9,000	Liberty Broadband Corp., Cl. C†	460,530
41,032	Liberty Global plc, Cl. A†	1,761,914
150,574	Liberty Global plc, Cl. C†	6,176,545
8,000	Liberty Media Corp., Cl. A†	285,760
16,000	Liberty Media Corp., Cl. C†	551,360

		10,596,959

	Building and Construction — 0.2%
78,000	Fortune Brands Home & Security Inc.	3,702,660
95,000	Layne Christensen Co.†	617,500

		4,320,160

	Business Services — 1.6%
34,400	Aramark	1,019,616
85,000	Diebold Inc.	2,530,450
150,000	Fly Leasing Ltd., ADR	1,980,000
3,200	Jardine Matheson Holdings Ltd.	151,200

Shares		Market Value

150,700	Macquarie Infrastructure Corp.	$11,251,262
179,000	MasterCard Inc., Cl. A	16,131,480
29,000	The Brink’s Co.	783,290

		33,847,298

	Cable and Satellite — 2.1%
69,000	AMC Networks Inc., Cl. A†	5,048,730
400	Cable One Inc.†	167,768
450,000	Cablevision Systems Corp., Cl. A	14,611,500
15,000	Cogeco Inc.	599,663
80,000	Comcast Corp., Cl. A, Special	4,579,200
181,000	DISH Network Corp., Cl. A†	10,559,540
49,000	EchoStar Corp., Cl. A†	2,108,470
1,801	Liberty Global plc LiLAC, Cl. A†	60,676
7,528	Liberty Global plc LiLAC, Cl. C†	257,759
9,241	Liberty Ventures, Cl. A†	372,874
176,000	Rogers Communications Inc., Cl. B	6,068,480
5,000	Time Warner Cable Inc.	896,850

		45,331,510

	Communications Equipment — 0.6%
235,000	Cisco Systems Inc.	6,168,750
384,000	Corning Inc.	6,574,080

		12,742,830

	Computer Hardware — 0.9%
179,000	Apple Inc.	19,743,700
5,000	SanDisk Corp.	271,650

		20,015,350

	Computer Software and Services — 1.5%
25,000	Blucora Inc.†	344,250
15,000	CyrusOne Inc.	489,900
90,000	EarthLink Holdings Corp.	700,200
185,000	eBay Inc.†	4,521,400
10,000	Google Inc., Cl. A†	6,383,700
12,027	Google Inc., Cl. C†	7,317,467
22,000	Internap Corp.†	134,860
25,000	MedAssets Inc.†	501,500
195,000	Microsoft Corp.	8,630,700
110,000	Yahoo! Inc.†	3,180,100

		32,204,077

	Consumer Products — 3.1%
3,000	Altria Group Inc.	163,200
222,000	Avon Products Inc.	721,500
5,000	Church & Dwight Co. Inc.	419,500
70,000	Coty Inc., Cl. A	1,894,200
95,000	Edgewell Personal Care Co.	7,752,000
65,000	Energizer Holdings Inc.	2,516,150
100,000	Hanesbrands Inc.	2,894,000
42,000	Harman International Industries Inc.	4,031,580
47,000	Kimberly-Clark Corp.	5,124,880
29,000	Philip Morris International Inc.	2,300,570

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
7,000	Stanley Black & Decker Inc.	$678,860
875,000	Swedish Match AB	26,417,422
145,000	The Procter & Gamble Co.	10,431,300

		65,345,162

	Consumer Services — 0.4%
65,000	Liberty Interactive Corp. QVC Group, Cl. A†	1,704,950
200,500	The ADT Corp.	5,994,950

		7,699,900

	Diversified Industrial — 4.1%
92,000	Bouygues SA	3,261,886
55,000	Eaton Corp. plc	2,821,500
992,000	General Electric Co.	25,018,240
334,000	Honeywell International Inc.	31,626,460
56,000	ITT Corp.	1,872,080
5,600	Jardine Strategic Holdings Ltd.	150,304
20,000	Pentair plc	1,020,800
5,000	Sulzer AG	489,945
252,000	Textron Inc.	9,485,280
300,000	Toray Industries Inc.	2,577,002
310,000	Tyco International plc	10,372,600

		88,696,097

	Electronics — 1.5%
12,000	Agilent Technologies Inc.	411,960
13,000	Emerson Electric Co.	574,210
240,000	Intel Corp.	7,233,600
425,000	Sony Corp., ADR†	10,412,500
70,000	TE Connectivity Ltd.	4,192,300
100,000	Texas Instruments Inc.	4,952,000
30,000	Thermo Fisher Scientific Inc.	3,668,400

		31,444,970

	Energy and Utilities: Electric — 0.7%
14,000	ALLETE Inc.	706,860
13,000	American Electric Power Co. Inc.	739,180
105,000	Cleco Corp.	5,590,200
15,000	Edison International	946,050
17,000	El Paso Electric Co.	625,940
70,000	Electric Power Development Co. Ltd.	2,126,870
40,000	Great Plains Energy Inc.	1,080,800
5,000	Pepco Holdings Inc.	121,100
14,000	Pinnacle West Capital Corp.	897,960
45,000	The AES Corp.	440,550
44,000	WEC Energy Group Inc.	2,297,680

		15,573,190

	Energy and Utilities: Integrated — 2.0%
2,000	Alliant Energy Corp.	116,980
27,000	Avista Corp.	897,750
13,000	Black Hills Corp.	537,420

Shares		Market Value

26,000	Chubu Electric Power Co. Inc.	$381,661
369,000	CONSOL Energy Inc.	3,616,200
10,000	Duke Energy Corp.	719,400
100,000	Edison SpA†	56,038
20,000	Endesa SA	421,038
230,000	Enel SpA	1,024,929
95,208	Eversource Energy	4,819,429
39,000	Hawaiian Electric Industries Inc.	1,118,910
401,000	Hera SpA	1,040,441
10,000	Hokkaido Electric Power Co. Inc.†	96,612
24,000	Hokuriku Electric Power Co.	321,294
45,000	Iberdrola SA, ADR	1,196,550
127,000	Korea Electric Power Corp., ADR	2,602,230
40,000	Kyushu Electric Power Co. Inc.†	433,793
30,000	MGE Energy Inc.	1,235,700
27,000	National Grid plc, ADR	1,880,010
66,000	NextEra Energy Inc.	6,438,300
49,000	NiSource Inc.	908,950
57,000	OGE Energy Corp.	1,559,520
14,000	Ormat Technologies Inc.	476,420
31,000	Public Service Enterprise Group Inc.	1,306,960
58,000	Shikoku Electric Power Co. Inc.	940,358
50,000	The Chugoku Electric Power Co. Inc.	686,450
32,000	The Empire District Electric Co.	704,960
20,000	The Kansai Electric Power Co. Inc.†	221,231
45,000	Tohoku Electric Power Co. Inc.	606,552
28,000	Vectren Corp.	1,176,280
65,000	Westar Energy Inc.	2,498,600
100,000	Xcel Energy Inc.	3,541,000

		43,581,966

	Energy and Utilities: Natural Gas — 1.6%
46,400	California Resources Corp.	120,640
49,000	Columbia Pipeline Group Inc.	896,210
50,000	Delta Natural Gas Co. Inc.	1,023,000
105,000	Kinder Morgan Inc.	2,906,400
306,000	National Fuel Gas Co.	15,293,880
10,000	ONE Gas Inc.	453,300
13,500	ONEOK Inc.	434,700
94,500	Sempra Energy	9,140,040
30,000	South Jersey Industries Inc.	757,500
48,000	Southwest Gas Corp.	2,799,360

		33,825,030

	Energy and Utilities: Oil — 6.5%
87,000	Anadarko Petroleum Corp.	5,253,930
53,000	Apache Corp.	2,075,480
215,000	BG Group plc, ADR	3,132,550
171,000	BP plc, ADR	5,225,760
68,000	Chesapeake Energy Corp.	498,440
156,000	Chevron Corp.	12,305,280
247,700	ConocoPhillips	11,879,692
74,000	Devon Energy Corp.	2,744,660

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
130,000	Eni SpA, ADR	$4,078,100
188,200	Exxon Mobil Corp.	13,992,670
47,000	Hess Corp.	2,352,820
331,000	Marathon Oil Corp.	5,097,400
276,000	Marathon Petroleum Corp.	12,787,080
80,000	Murphy Oil Corp.	1,936,000
200,000	Occidental Petroleum Corp.	13,230,000
200	PetroChina Co. Ltd., ADR	13,940
11,000	Petroleo Brasileiro SA, ADR†	47,850
186,350	Phillips 66	14,319,134
210,000	Repsol SA, ADR	2,446,500
220,000	Royal Dutch Shell plc, Cl. A, ADR	10,425,800
540,000	Statoil ASA, ADR	7,862,400
145,000	Total SA, ADR	6,482,950

		138,188,436

	Energy and Utilities: Services — 2.1%
62,000	ABB Ltd., ADR	1,095,540
77,000	Cameron International Corp.†	4,721,640
72,000	Diamond Offshore Drilling Inc.	1,245,600
423,600	Halliburton Co.	14,974,260
10,000	Noble Corp. plc	109,100
24,000	Oceaneering International Inc.	942,720
110,000	Schlumberger Ltd.	7,586,700
4,928	Seventy Seven Energy Inc.†	6,801
1,755,000	Weatherford International plc†	14,882,400

		45,564,761

	Energy and Utilities: Water — 0.3%
12,000	American States Water Co.	496,800
36,000	American Water Works Co. Inc.	1,982,880
74,000	Aqua America Inc.	1,958,780
30,000	Severn Trent plc	991,150
50,000	SJW Corp.	1,537,500
9,000	The York Water Co.	189,180
6,000	United Utilities Group plc, ADR	167,520

		7,323,810

	Entertainment — 2.1%
40,000	Take-Two Interactive Software Inc.†	1,149,200
93,000	The Madison Square Garden Co., Cl. A†	6,709,020
175,000	Time Warner Inc.	12,031,250
208,000	Twenty-First Century Fox Inc., Cl. A	5,611,840
150,000	Twenty-First Century Fox Inc., Cl. B	4,060,500
121,000	Viacom Inc., Cl. B	5,221,150
410,000	Vivendi SA	9,680,422

		44,463,382

	Environmental Services — 1.3%
176,200	Progressive Waste Solutions Ltd.	4,655,204
250,000	Republic Services Inc.	10,300,000
23,000	Veolia Environnement SA	525,058

Shares		Market Value

8,000	Waste Connections Inc.	$388,640
260,000	Waste Management Inc.	12,950,600

		28,819,502

	Equipment and Supplies — 1.3%
93,000	CIRCOR International Inc.	3,731,160
52,000	Graco Inc.	3,485,560
170,000	Mueller Industries Inc.	5,028,600
705,000	RPC Inc.	6,239,250
124,000	Sealed Air Corp.	5,813,120
60,000	Tenaris SA, ADR	1,446,600
90,000	The Timken Co.	2,474,100

		28,218,390

	Financial Services — 18.3%
8,000	Alleghany Corp.†	3,744,880
473,200	American Express Co.	35,078,316
675,000	American International Group Inc.	38,353,500
310,000	Bank of America Corp.	4,829,800
9,000	Berkshire Hathaway Inc., Cl. B†	1,173,600
70,000	Blackhawk Network Holdings Inc.†	2,967,300
20,000	BlackRock Inc.	5,949,400
140,000	Citigroup Inc.	6,945,400
110,000	CME Group Inc.	10,201,400
4,000	Credit Acceptance Corp.†	787,480
33,000	Cullen/Frost Bankers Inc.	2,098,140
120,000	Discover Financial Services	6,238,800
232,146	Fifth Street Finance Corp.	1,432,341
210,000	First Niagara Financial Group Inc.	2,144,100
95,000	FNF Group	3,369,650
30,000	FNFV Group†	351,600
75,000	H&R Block Inc.	2,715,000
30,000	Hennessy Capital Acquisition Corp. II†	295,800
25,000	Hong Kong Exchanges and Clearing Ltd.	570,319
38,000	HSBC Holdings plc, ADR	1,439,440
200,000	Invesco Ltd.	6,246,000
580,700	JPMorgan Chase & Co.	35,405,279
30,000	Kinnevik Investment AB, Cl. B	856,278
89,250	KKR & Co. LP	1,497,615
440,103	Legg Mason Inc.	18,312,686
43,000	M&T Bank Corp.	5,243,850
275,000	Morgan Stanley	8,662,500
72,000	National Australia Bank Ltd., ADR	757,440
190,000	Navient Corp.	2,135,600
170,000	New York Community Bancorp Inc.	3,070,200
114,000	Northern Trust Corp.	7,770,240
190,000	PayPal Holdings Inc.†	5,897,600
30,000	Resona Holdings Inc.	151,619
205,000	SLM Corp.†	1,517,000
30,000	StanCorp. Financial Group Inc.	3,426,000
219,000	State Street Corp.	14,718,990
172,000	T. Rowe Price Group Inc.	11,954,000
874,000	The Bank of New York Mellon Corp.	34,217,100

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
141,000	The Blackstone Group LP	$4,465,470
200,000	The Hartford Financial Services Group Inc.	9,156,000
287,000	The PNC Financial Services Group Inc.	25,600,400
123,000	The Travelers Companies Inc.	12,242,190
130,000	U.S. Bancorp	5,331,300
53,000	W. R. Berkley Corp.	2,881,610
138,000	Waddell & Reed Financial Inc., Cl. A	4,798,260
653,500	Wells Fargo & Co.	33,557,225
20,000	Willis Group Holdings plc	819,400

		391,378,118

	Food and Beverage — 12.6%
8,000	Ajinomoto Co. Inc.	167,716
208,168	Boulder Brands Inc.†	1,704,896
5,000	Brown-Forman Corp., Cl. B	484,500
115,000	Campbell Soup Co.	5,828,200
500,000	China Mengniu Dairy Co. Ltd.	1,754,827
66,000	Chr. Hansen Holding A/S	3,686,792
269,000	ConAgra Foods Inc.	10,897,190
36,000	Constellation Brands Inc., Cl. A	4,507,560
237,222	Danone SA	14,955,433
2,000,000	Davide Campari-Milano SpA	15,911,859
21,141	Diageo plc, ADR	2,278,788
239,000	Dr Pepper Snapple Group Inc.	18,892,950
524,000	General Mills Inc.	29,412,120
18,000	Heineken Holding NV	1,279,810
279,000	ITO EN Ltd.	5,811,870
42,800	Kellogg Co.	2,848,340
375,000	Kikkoman Corp.	10,252,990
90,000	Maple Leaf Foods Inc.	1,485,725
793,000	Mondelēz International Inc., Cl. A	33,202,910
150,000	Morinaga Milk Industry Co. Ltd.	621,431
32,000	Nestlé SA	2,405,089
35,000	Nestlé SA, ADR	2,633,400
168,000	NISSIN FOODS HOLDINGS CO. LTD.	7,688,242
1,600,000	Parmalat SpA	4,126,356
339,450	Parmalat SpA, GDR(a)	874,525
212,000	PepsiCo Inc.	19,991,600
62,000	Pernod Ricard SA	6,247,595
10,000	Post Holdings Inc.†	591,000
25,000	Remy Cointreau SA	1,638,955
18,000	Suntory Beverage & Food Ltd.	687,951
201,666	The Kraft Heinz Co.	14,233,586
577,000	The Coca-Cola Co.	23,149,240
7,000	The J.M. Smucker Co.	798,630
30,000	Unilever plc, ADR	1,223,400
324,000	Yakult Honsha Co. Ltd.	16,042,679

		268,318,155

	Health Care — 10.3%
134,000	Abbott Laboratories	5,389,480

Shares		Market Value

50,000	AbbVie Inc.	$2,720,500
41,655	Aetna Inc.	4,557,474
70,000	Akorn Inc.†	1,995,350
140,000	Alere Inc.†	6,741,000
60,000	Allergan plc†	16,308,600
32,000	AmerisourceBergen Corp.	3,039,680
25,000	Amgen Inc.	3,458,000
25,000	Anthem Inc.	3,500,000
144,866	Baxalta Inc.	4,564,728
144,866	Baxter International Inc.	4,758,848
10,000	Becton, Dickinson and Co.	1,326,600
525,000	BioScrip Inc.†	981,750
68,676	Bristol-Myers Squibb Co.	4,065,619
7,000	Chemed Corp.	934,290
35,000	Cigna Corp.	4,725,700
45,000	DaVita HealthCare Partners Inc.†	3,254,850
100,000	Eli Lilly & Co.	8,369,000
10,000	Express Scripts Holding Co.†	809,600
40,000	Gerresheimer AG	2,915,982
60,000	Gilead Sciences Inc.	5,891,400
60,000	HCA Holdings Inc.†	4,641,600
12,500	Henry Schein Inc.†	1,659,000
15,000	Humana Inc.	2,685,000
8,000	ICU Medical Inc.†	876,000
115,000	Johnson & Johnson	10,735,250
100,000	Kindred Healthcare Inc.	1,575,000
13,500	Laboratory Corp. of America Holdings†	1,464,345
525,000	Liberator Medical Holdings Inc.	1,233,750
25,000	McKesson Corp.	4,625,750
22,000	Mead Johnson Nutrition Co.	1,548,800
188,620	Medtronic plc	12,626,223
251,000	Merck & Co. Inc.	12,396,890
60,000	Mylan NV†	2,415,600
50,000	Myriad Genetics Inc.†	1,874,000
45,000	Orthofix International NV†	1,518,750
112,500	Owens & Minor Inc.	3,593,250
94,000	Patterson Companies Inc.	4,065,500
669,548	Pfizer Inc.	21,030,503
69,000	Quality Systems Inc.	861,120
91,000	Sigma-Aldrich Corp.	12,641,720
30,000	St. Jude Medical Inc.	1,892,700
40,000	Stryker Corp.	3,764,000
40,000	Tenet Healthcare Corp.†	1,476,800
20,000	The Cooper Companies Inc.	2,977,200
52,000	UnitedHealth Group Inc.	6,032,520
20,000	Zimmer Biomet Holdings Inc.	1,878,600
197,159	Zoetis Inc.	8,119,008

		220,517,330

	Hotels and Gaming — 0.3%
19,000	Accor SA	886,594
120,000	Boyd Gaming Corp.†	1,956,000

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
400,000	Ladbrokes plc	$579,079
53,000	Las Vegas Sands Corp.	2,012,410
400,000	Mandarin Oriental International Ltd.	610,000
10,000	Ryman Hospitality Properties Inc.	492,300
6,000	Wyndham Worldwide Corp.	431,400

		6,967,783

	Machinery — 1.0%
689,040	CNH Industrial NV	4,492,541
90,500	Deere & Co.	6,697,000
279,000	Xylem Inc.	9,165,150

		20,354,691

	Metals and Mining — 0.9%
70,000	Agnico Eagle Mines Ltd.	1,772,400
230,000	Alcoa Inc.	2,221,800
20,000	Alliance Holdings GP LP	619,200
100,000	Barrick Gold Corp.	636,000
8,000	BHP Billiton Ltd., ADR	252,960
30,000	Franco-Nevada Corp.	1,322,068
560,000	Freeport-McMoRan Inc.	5,426,400
13,000	Labrador Iron Ore Royalty Corp.	139,303
334,000	Newmont Mining Corp.	5,367,380
60,000	Peabody Energy Corp.†	82,800
3,200	South32 Ltd., ADR†	15,232
50,000	TimkenSteel Corp.	506,000

		18,361,543

	Paper and Forest Products — 0.4%
204,000	International Paper Co.	7,709,160

	Publishing — 0.1%
400	Graham Holdings Co., Cl. B	230,800
107,000	News Corp., Cl. B	1,371,740

		1,602,540

	Real Estate — 0.4%
19,500	Brookfield Asset Management Inc., Cl. A	613,080
24,000	Communications Sales & Leasing Inc.†	429,600
71,779	Crown Castle International Corp.	5,661,210
18,000	Forest City Enterprises Inc., Cl. A†	362,340
16,000	QTS Realty Trust Inc., Cl. A	699,040

		7,765,270

	Retail — 5.5%
250,000	Best Buy Co. Inc.	9,280,000
75,000	CST Brands Inc.	2,524,500
356,000	CVS Health Corp.	34,346,880
265,000	Hertz Global Holdings Inc.†	4,433,450
139,300	Ingles Markets Inc., Cl. A	6,662,719
5,182	J Alexander’s Holdings Inc.†	51,661
25,000	Kohl’s Corp.	1,157,750
90,000	Lowe’s Companies Inc.	6,202,800

Shares		Market Value

104,000	Macy’s Inc.	$5,337,280
50,000	Murphy USA Inc.†	2,747,500
26,000	Outerwall Inc.	1,480,180
94,800	Rush Enterprises Inc., Cl. B†	2,209,788
264,000	Sally Beauty Holdings Inc.†	6,270,000
120,000	Seven & i Holdings Co. Ltd.	5,445,588
73,000	The Home Depot Inc.	8,430,770
178,500	Walgreens Boots Alliance Inc.	14,833,350
20,000	Wal-Mart Stores Inc.	1,296,800
137,000	Whole Foods Market Inc.	4,336,050

		117,047,066

	Semiconductors — 0.1%
46,000	Altera Corp.	2,303,680

	Specialty Chemicals — 1.8%
51,000	Air Products & Chemicals Inc.	6,506,580
49,000	Airgas Inc.	4,377,170
36,000	Ashland Inc.	3,622,320
85,000	Chemtura Corp.†	2,432,700
134,000	E. I. du Pont de Nemours and Co.	6,458,800
500,000	Ferro Corp.†	5,475,000
75,000	H.B. Fuller Co.	2,545,500
89,000	Olin Corp.	1,496,090
5,000	Praxair Inc.	509,300
11,000	The Chemours Co.	71,170
94,000	The Dow Chemical Co.	3,985,600

		37,480,230

	Telecommunications — 4.5%
463,900	AT&T Inc.	15,113,862
238,479	BCE Inc.	9,768,100
480,000	Deutsche Telekom AG, ADR	8,529,600
37,357	Harris Corp.	2,732,665
195,000	Hellenic Telecommunications Organization SA, ADR	858,000
40,500	Loral Space & Communications Inc.†	1,906,740
50,000	Orange SA, ADR	756,000
50,000	Pharol SGPS SA†	14,917
39,000	Proximus	1,344,843
50,084	Telefonica SA, ADR	603,011
295,000	Telekom Austria AG	1,663,007
23,000	Telenet Group Holding NV†	1,317,656
150,000	Telephone & Data Systems Inc.	3,744,000
110,000	Telstra Corp. Ltd., ADR	2,161,500
135,000	TELUS Corp.	4,257,900
833,086	Verizon Communications Inc.	36,247,572
40,000	VimpelCom Ltd., ADR	164,600
171,545	Vodafone Group plc, ADR	5,444,838

		96,628,811

	Transportation — 0.6%
239,000	GATX Corp.	10,551,850

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Transportation (Continued)
16,500	Kansas City Southern	$1,499,520

		12,051,370

	Wireless Communications — 0.3%
3,000,000	Cable & Wireless Communications plc	2,514,182
124,000	United States Cellular Corp.†	4,393,320

		6,907,502

	TOTAL COMMON STOCKS	2,063,289,101

	CONVERTIBLE PREFERRED STOCKS — 0.4%

	Broadcasting — 0.0%
12,588	Emmis Communications Corp., 6.250%, Ser. A	40,282

	Energy and Utilities — 0.3%
128,000	El Paso Energy Capital Trust I, 4.750%	6,272,000

	Financial Services — 0.0%
1,500	Doral Financial Corp., 4.750%	1,125

	Telecommunications — 0.1%
53,000	Cincinnati Bell Inc., 6.750%, Ser. B	2,542,410

	TOTAL CONVERTIBLE PREFERRED STOCKS	8,855,817

	PREFERRED STOCKS — 0.1%
	Health Care — 0.1%
121,653	The Phoenix Companies Inc., 7.450%	2,482,938

	RIGHTS — 0.0%
	Retail — 0.0%
400,000	Safeway Casa Ley, CVR, expire 01/30/19†	180,000
400,000	Safeway PDC, CVR, expire 01/30/17†	19,520

		199,520

	TOTAL RIGHTS	199,520

	WARRANTS — 0.0%
	Energy and Utilities: Natural Gas — 0.0%
306,400	Kinder Morgan Inc., expire 05/25/17†	281,888

	Food and Beverage — 0.0%
650	Parmalat SpA, GDR, expire 12/31/15†(a)	0

	TOTAL WARRANTS	281,888

Principal Amount		Market Value

	CORPORATE BONDS — 0.7%
	Aerospace — 0.2%
$2,500,000	Aerojet Rocketdyne Holdings Inc., Sub. Deb., 4.063%, 12/31/39	$4,492,187

	Diversified Industrial — 0.5%
7,900,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(b)	9,455,313

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc., 3.250%, 05/15/24	67,207

	TOTAL CORPORATE BONDS	14,014,707

	U.S. GOVERNMENT OBLIGATIONS — 2.2%
47,870,000	U.S. Treasury Bills, 0.000% to 0.260%††, 10/08/15 to 03/31/16	47,865,017

	TOTAL INVESTMENTS — 100.0% (Cost $1,613,108,093)	$2,136,988,988

	Aggregate tax cost	$1,629,963,997

	Gross unrealized appreciation	$637,595,808
	Gross unrealized depreciation	(130,570,817)

	Net unrealized appreciation/depreciation	$507,024,991

(a)

At September 30, 2015, the Fund held investments in restricted and illiquid securities amounting to $874,525 or 0.04% of total investments, which were valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/15 Carrying Value Per Share
339,450	Parmalat SpA, GDR	12/02/03	$981,615	$2.5763
650	Parmalat SpA, GDR, expire 12/31/15	11/09/05	—	—

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2015, the market value of the Rule 144A security amounted to $9,455,313 or 0.44% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2015 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value
North America	83.2%	$1,778,851,329
Europe	12.4	265,806,097
Japan	3.1	65,674,410
Latin America	1.0	20,283,531
Asia/Pacific	0.3	6,373,621

Total Investments	100.0%	$2,136,988,988

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2015 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/15
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities: Integrated	$ 43,525,928	—	$ 56,038	$ 43,581,966
Food and Beverage	267,443,630	$ 874,525	—	268,318,155
Other Industries (a)	1,751,388,980	—	—	1,751,388,980
Total Common Stocks	2,062,358,538	874,525	56,038	2,063,289,101
Preferred Stocks (a)	2,482,938	—	—	2,482,938
Convertible Preferred Stocks
Financial Services	—	—	1,125	1,125
Other Industries (a)	8,854,692	—	—	8,854,692
Total Preferred Stocks and Convertible Preferred Stocks	11,337,630	—	1,125	11,338,755
Rights (a)	—	—	199,520	199,520
Warrants (a)	281,888	0	—	281,888
Corporate Bonds (a)	—	13,947,500	67,207	14,014,707
U.S. Government Obligations	—	47,865,017	—	47,865,017
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,073,978,056	$62,687,042	$323,890	$2,136,988,988

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2015. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2015, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination.

The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short at September 30, 2015 are reflected within the Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2015, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA with honors from Columbia Business School.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC and co-manages the Fund. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. He currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA from Columbia Business School.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t  800-GABELLI (800-422-3554)

f  914-921-5118

e  info@gabelli.com

    GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman &

Chief Executive Officer,

GAMCO Investors, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello, CPA

Partner,

Salibello & Company

Edward T. Tokar

Senior Managing Director,

Beacon Trust Company

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary &

Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

TRANSFER AGENT AND

REGISTRAR

Computershare Trust Company, N.A.

GDV Q3/2015

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/25/2015

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/25/2015

* Print the name and title of each signing officer under his or her signature.